GOLDMAN SACHS TRUST

Class A, Class B, Class C, and Institutional Shares of the

Goldman Sachs Asia Equity Fund

Class A, Class C, Institutional and Class IR Shares of the

Goldman Sachs BRIC Fund

Goldman Sachs N-11 Equity Fund

Class A, Class B, Class C, Institutional, Service and Class IR Shares of the

Goldman Sachs Emerging Markets Equity Fund

Supplement dated August 6, 2012 to the Prospectus dated February 28, 2012 (the “Prospectus”)

Effective immediately, the following replaces in its entirety the “Portfolio Managers” subsection in the “Goldman Sachs Asia Equity Fund—Summary—Portfolio Management” section of the Prospectus:

Portfolio Managers: Rick Loo, Executive Director, has managed the Fund since 2009; Alina Chiew, CFA, Managing Director, has managed the Fund since 2011; and Edward Perkin, CFA, Managing Director, Chief Investment Officer of International and Emerging Markets Equity, has managed the Fund since 2012.

Effective immediately, the following replaces in its entirety the “Portfolio Managers” subsection in the “Goldman Sachs BRIC Fund—Summary—Portfolio Management” section of the Prospectus:

Portfolio Managers: Gabriella Antici, Managing Director, has managed the Fund since 2010; Alina Chiew, CFA, Managing Director, has managed the Fund since 2010; and Edward Perkin, CFA, Managing Director, Chief Investment Officer of International and Emerging Markets Equity, has managed the Fund since 2012.

Effective immediately, the following replaces in its entirety the “Portfolio Managers” subsection in the “Goldman Sachs N-11 Equity Fund—Summary—Portfolio Management” section of the Prospectus:

Portfolio Managers: Rick Loo, CFA, Executive Director, has managed the Fund since 2011; and Maria Drew, Executive Director, has managed the Fund since 2012.

Effective immediately, the following replaces in its entirety the “Portfolio Managers” subsection in the “Goldman Sachs Emerging Markets Equity Fund—Summary—Portfolio Management” of the Prospectus:

Portfolio Managers: Gabriella Antici, Managing Director, has managed the Fund since 2010; Alina Chiew, CFA, Managing Director, has managed the Fund since 2010; and Edward Perkin, CFA, Managing Director, Chief Investment Officer of International and Emerging Markets Equity, has managed the Fund since 2012.

Effective immediately, the following replaces in its entirety the portfolio management table in the “Service Providers—Fund Managers” section of the Prospectus:

Name and Title	Fund Responsibility	Years Primarily Responsible	Five Year Employment History
Gabriella Antici Managing Director	Portfolio Manager— BRIC Emerging Markets Equity	Since 2010 2010	Ms. Antici is the Head of Latin America Equity. She joined the Investment Adviser in 1997.
Alina Chiew, CFA Managing Director	Portfolio Manager— Asia Equity BRIC Emerging Markets Equity	Since 2011 2010 2010	Ms. Chiew serves as Head of Greater China Equity. Ms. Chiew joined the Investment Adviser in 2006. Prior to that she was the head of research with CITIC Frontier China Research since 2004.
Rick Loo, CFA Executive Director	Portfolio Manager— Asia Equity N-11 Equity	Since 2009 2011	Mr. Loo is a Portfolio Manager for GSAM’s Asia ex Japan strategy and is based in Singapore. Mr. Loo has primary research responsibility for the ASEAN markets. Mr. Loo joined GSAM in February 2009 from Goldman Sachs’ Global Investment Research division where he had been Director of Research for ASEAN markets since 2004.
Edward Perkin, CFA Managing Director, Chief Investment Officer of International and Emerging Markets Equity	Portfolio Manager— Asia Equity BRIC Emerging Markets Equity	Since 2012	Mr. Perkin joined the Investment Adviser as a research analyst for the U.S. Value Equity team in 2002 and became a portfolio manager in July 2004. He became Head of the European Equity Team in 2008 and Chief Investment Officer of International and Emerging Markets Equity in 2012.

Name and Title	Fund Responsibility	Years Primarily Responsible	Five Year Employment History
Maria Drew Executive Director	Portfolio Manager— N-11 Equity	Since 2012	Ms. Drew is the head of Emerging Europe, Middle East and Africa (EMEA) Equity. She is also a portfolio manager on the European Equity team. She has research responsibility for the Energy sector across both developed and emerging EMEA and the Utilities sector within emerging EMEA. Ms. Drew joined GSAM in April 2008 from Putnam Investments, where she was a senior vice president and co-manager of Putnam’s Global Natural Resources Fund. Prior to joining Putnam in September 2003, Ms. Drew was a vice president at Delaware Investments with research coverage of the Energy and Consumer sectors. In the three years before joining Delaware, she worked as a research analyst specializing in energy and consumer companies at Donaldson, Lufkin & Jenrette, Bream Murray, and Rodman & Crenshaw.

For information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds, see the SAI.

This Supplement should be retained with your Prospectus for future reference.

EMEPMSTK 08-12